Going Concern and Liquidity (Details Narrative) (10-K) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2019	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Accumulated deficit			$ 33,684,432		$ 25,096,983	$ 20,085,947
Net loss			(8,587,449)		(5,011,036)
Net cash used in operations			(4,690,473)	$ 2,580,818	2,983,251	1,045,665
Working capital deficit			10,938,623		2,222,990
Proceeds from related parties			2,164,500	1,480,777	1,905,777	498,380
Proceeds from lending arrangements			2,177,452	$ 1,955,000	$ 4,115,961	$ 1,675,000
Proceeds from the sale of stock			$ 825,000
Subsequent Event [Member]
Proceeds from related parties		$ 1,070,000
Proceeds from new lending arrangements	$ 200,000
Proceeds from the sale of stock	$ 325,000